Insurance finance income and expense	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income Expense [Abstract]
Insurance finance income and expense
30.	Insurance finance income and expense
Details of insurance finance income and expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

			2023
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Automobile
Insurance finance income	Insurance contracts	Effect of foreign exchange rate changes	~~W~~	13,656	—	—	—	—	—	13,656
		Other		38,384	91,062	—	—	—	—	129,446

				52,040	91,062	—	—	—	—	143,102
	Reinsurance contracts	Other		—	—	—	—	(38)	—	(38)

				52,040	91,062	—	—	(38)	—	143,064
Insurance finance expenses	Insurance contracts	Effect of foreign exchange rate changes		19,345	—	—	—	—	—	19,345
		Other		935	638,881	—	—	—	—	639,816

				20,280	638,881	—	—	—	—	659,161

Total insurance finance income and expenses recognized in profit or loss				31,760	(547,819)	—	—	(38)	—	(516,097)
Insurance finance income and expenses recognized in other comprehensive income (*)				(2,970,845)	9,841	—	(15)	—	—	(2,961,019)
Reinsurance finance income and expenses recognized in other comprehensive income (*)				(28,276)	—	—	(7)	—	—	(28,283)

Total insurance finance income and expenses recognized in profit or loss and other comprehensive income			~~W~~	(2,967,361)	(537,978)	—	(22)	(38)	—	(3,505,399)

			2024
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Automobile
Insurance finance income	Insurance contracts	Effect of foreign exchange rate changes	~~W~~	13,896	—	—	—	—	—	13,896
		Other		21,762	166,710	—	—	2	—	188,474

				35,658	166,710	—	—	2	—	202,370
	Reinsurance contracts	Other		40	—	—	—	(47)	—	(7)

				35,698	166,710	—	—	(45)	—	202,363
Insurance finance expenses	Insurance contracts	Effect of foreign exchange rate changes		48,410	—	—	—	—	—	48,410
		Other		1,176	252,216	—	—	—	—	253,392

				49,586	252,216	—	—	—	—	301,802

Total insurance finance income and expenses recognized in profit or loss				(13,888)	(85,506)	—	—	(45)	—	(99,439)
Insurance finance income and expenses recognized in other comprehensive income (*)				(3,124,198)	(47,215)	—	(47)	(26)	—	(3,171,486)
Reinsurance finance income and expenses recognized in other comprehensive income (*)				(2,098)	—	—	7	18	—	(2,073)

Total insurance finance income and expenses recognized in profit or loss and other comprehensive income			~~W~~	(3,140,184)	(132,721)	—	(40)	(53)	—	(3,272,998)

			2025
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Automobile
Insurance finance income	Insurance contracts	Effect of foreign exchange rate changes	~~W~~	20,253	—	—	—	—	—	20,253
		Other		5,483	18,122	—	—	—	—	23,605

				25,736	18,122	—	—	—	—	43,858
	Reinsurance contracts	Other		229	—	—	—	—	—	229

				25,965	18,122	—	—	—	—	44,087
Insurance finance expenses	Insurance contracts	Effect of foreign exchange rate changes		15,824	—	—	—	—	—	15,824
		Other		220	1,219,210	—	—	—	—	1,219,430

				16,044	1,219,210	—	—	—	—	1,235,254
	Reinsurance contracts	Other		17	—	—	—	11	—	28

				16,061	1,219,210	—	—	11	—	1,235,282

Total insurance finance income and expenses recognized in profit or loss				9,904	(1,201,088)	—	—	(11)	—	(1,191,195)
Insurance finance income and expenses recognized in other comprehensive income (*)				1,791,470	(42,982)	—	107	32	—	1,748,627
Reinsurance finance income and expenses recognized in other comprehensive income (*)				(211,718)	—	—	8	(23)	—	(211,733)

Total insurance finance income and expenses recognized in profit or loss and other comprehensive income			~~W~~	1,589,656	(1,244,070)	—	115	(2)	—	345,699

(*)	Finance income and expense recognized as other comprehensive income are before deducting corporate tax effects.